Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature

24.Expenses by nature

	For the years ended December 31,
	2023	2024	2025
Employee benefits expenses	3,194	5,530	26,686
- Wages, salaries and bonuses	2,736	5,095	23,932
- Contribution to pension plans	243	392	1,367
- Welfare, medical and other benefits	215	43	796
- Share-based compensation expenses	—	—	591
Technology expenses	448	452	10,752
Legal and professional fees	268	1,133	5,669
Business development expenses	10	80	758
Depreciation of property, plant and equipment (Note 14)	9	—	12
Amortization of intangible assets (Note 15)	548	359	733
Depreciation of right-of-use assets (Note 20)	183	20	706
Advertising expenses	—	—	290